INVENTORY - Schedule of Current and Non-Current Inventory Balances (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Current	$ 5,418	$ 7,060
Non-current	3,040	4,352
Total	$ 8,458	$ 11,412